Going Concern (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Feb. 13, 2023
Subsequent Event [Line Items]
Net loss from continuing operations		$ 3,292,158	$ 3,663,278	$ 5,970,904	$ 10,599,807	$ 15,303,402	$ 33,469,830
Net cash used in operating activities				11,991,510	$ 4,752,823	6,510,965	$ 5,854,995
Payments for loans	$ 3,250,000
Revolving promissory note						7,000,000			$ 7,000,000
Debt interest rate								8.00%
Debt discount rate								10.00%
Principal amount		$ 4,400,000		$ 4,400,000		$ 109,165		$ 4,400,000
Purchase price								$ 4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt interest rate								8.00%
Debt discount rate								10.00%
Principal amount								$ 4,400,000
Purchase price								$ 4,000,000